SHARE CAPITAL (Narrative) (Details)			1 Months Ended	6 Months Ended
	Apr. 09, 2025	Apr. 01, 2025 ₪ / shares shares	Feb. 28, 2025 $ / shares shares	Jun. 30, 2025 ₪ / shares shares	Dec. 31, 2024 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value | ₪ / shares		₪ 0.1		₪ 1	₪ 1
Ordinary shares, authorized | shares		50,000,000		5,000,000	5,000,000
Weighted average fair value of options granted | $ / shares			$ 53
Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse share split		2:1 and 10:1
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse share split	1-for-10
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants | shares			14,054	14,054
Exercise price | $ / shares			$ 8.96
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period				4 years